Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
Revenue	$ 1,113	$ 1,944	$ 8,006	$ 8,678
Cost of revenue	432	779	2,949	3,130
Gross profit	681	1,165	5,057	5,548
Operating expenses:
Sales and marketing	529	1,019	2,991	7,548
General and administrative	1,627	1,872	6,931	10,324
Research and development	364	484	1,803	2,315
Transaction costs	367		1,024
Impairment of long-lived assets			36	777
Gain on disposal of assets, net				(33)
Total operating expenses	2,887	3,375	12,785	20,931
Operating loss	(2,206)	(2,210)	(7,728)	(15,383)
Other expense (income), net:
Interest expense (income), net	40	(9)	(14)	(26)
Gain on changes in fair value of liability warrants	(3,661)	(21)	(52)	(3,878)
Gain on extinguishment of debt	(24)		(429)
Loss on foreign currency exchange, net	12	24	51	(22)
Other income, net	(54)	(25)	(193)	(122)
Loss before income tax provision	1,481	(2,179)	(7,091)	(11,335)
Income tax expense	7	14	39	52
Net loss	$ 1,474	$ (2,193)	$ (7,130)	$ (11,387)
Net loss per share - basic and diluted:
Net income (loss) per share - basic (in dollars per share)	$ 18.98	$ (135.37)	$ (345.27)	$ (2,763.9)
Net income (loss) per share - diluted (in dollars per share)	$ 18.98	$ (135.37)	$ (345.27)	$ (2,763.9)
Shares used to compute basic net income (loss) per share (in shares)	77,668	16,200	20,651	4,120
Shares used to compute diluted net income (loss) per share (in shares)	77,668	16,200	20,651	4,120